UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

November 30, 2011

1.810720.107

SMM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,100	$ 3,100
Alaska - 2.3%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,515	4,515
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.1% 12/7/11, VRDN (a)	21,000	21,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.15% 12/7/11 (ConocoPhillips Guaranteed), VRDN (a)	4,100	4,100
		29,615
Arizona - 3.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 F, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	3,200	3,200
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.14% 12/7/11, LOC Freddie Mac, VRDN (a)	10,500	10,500
(Paradise Lakes Apt. Proj.) Series 2007 A, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,115	2,115
Series Putters 3708Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,605	4,605
Series RBC O1, 0.12% 12/7/11 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,600	1,600
Series ROC II R 11712, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.26% 12/7/11, LOC Bank of America NA, VRDN (a)	3,500	3,500
		40,415
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - 1.1%
California Gen. Oblig. Series 2004 A7, 0.12% 12/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	$ 1,000	$ 1,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.12% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,700	2,700
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3931, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,950	2,950
Orange County Apt. Dev. Rev. (Aliso Creek Proj.) Series 1992 B, 0.1% 12/7/11, LOC Freddie Mac, VRDN (a)	1,000	1,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	6,960	6,960
		14,610
Colorado - 2.1%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.55% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	820	820
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	800	800
Colorado Health Facilities Auth. Rev. Participating VRDN Series Putters 2999, 0.16% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,245	6,245
Colorado Hsg. & Fin. Auth.:
Series 2001 AA2, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	1,100	1,100
Series 2002 B3, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	2,140	2,140
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.14% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,850	3,850
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.25% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	7,710	7,710
		26,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.57% tender 12/5/11, CP mode	$ 1,700	$ 1,700
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series BBT 08 17, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,000	3,000
Series EGL 7 05 3031, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	4,300	4,300
		9,000
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.38% 12/7/11, VRDN (a)	6,000	6,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	4,200	4,200
		10,200
District Of Columbia - 1.3%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
District of Columbia Rev.:
(The Phillips Collection Issue Proj.) Series 2003, 0.42% 12/7/11, LOC Bank of America NA, VRDN (a)	3,620	3,620
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.15% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	4,900	4,900
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.16% tender 12/8/11, LOC JPMorgan Chase Bank, CP mode	2,400	2,400
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.12% 12/7/11, LOC Bank of America NA, VRDN (a)	4,200	4,200
		16,120
Florida - 9.7%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.13% 12/7/11, LOC Freddie Mac, VRDN (a)	3,165	3,165
Broward County School District TAN Series 2011, 1.5% 1/25/12	4,900	4,910
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series Putters 3834 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,270	1,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Bonds Series 2005 B, 5% 7/1/12	$ 1,000	$ 1,026
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds (Dept. of Envir. Preservation Proj.) Series 1997 B, 6% 7/1/12	1,000	1,032
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.17% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,100	1,100
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	3,665	3,765
5.25% 7/1/12	4,340	4,464
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.16% 1/26/12, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.2% tender 12/7/11, CP mode	1,800	1,800
Series 1994, 0.2% tender 12/7/11, CP mode	5,545	5,545
Miami-Dade County Gen. Oblig. TAN Series 2011, 2% 1/27/12	8,400	8,424
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.3% 12/7/11, LOC Bank of America NA, VRDN (a)	4,400	4,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (a)	1,300	1,300
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.32% 12/7/11, LOC Bank of America NA, VRDN (a)	15,400	15,400
(Hanley Ctr. Proj.) Series 2006, 0.32% 12/7/11, LOC Bank of America NA, VRDN (a)	7,000	7,000
(Morse Oblig. Group Proj.) Series 2003, 0.13% 12/7/11, LOC TD Banknorth, NA, VRDN (a)	6,045	6,045
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.19% 12/7/11, LOC Bank of America NA, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School District TAN Series 2011, 1.5% 1/26/12	$ 2,000	$ 2,004
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.14% 12/7/11, LOC Bank of America NA, VRDN (a)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	9,875	9,875
(Suncoast Hospice Proj.) Series 2004, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,605	1,605
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.14% 12/7/11, LOC Freddie Mac, VRDN (a)	5,000	5,000
Pinellas County School District TAN Series 2011, 1% 6/30/12	2,000	2,009
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	4,900	4,900
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,050	1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,610	4,610
		124,249
Georgia - 1.9%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.12% 12/7/11, LOC Freddie Mac, VRDN (a)	5,225	5,225
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.15% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	2,500	2,500
(Pace Academy, Inc. Proj.) Series 2008, 0.19% 12/7/11, LOC Bank of America NA, VRDN (a)	3,900	3,900
Georgia Gen. Oblig. Bonds:
Series 1996 B, 5.4% 4/1/12	2,500	2,543
Series 1999 B, 5.75% 8/1/12	1,150	1,192
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series 2011 M, 2% 4/1/12	2,350	2,363
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 4,300	$ 4,300
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	2,200	2,200
		24,223
Hawaii - 0.4%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Bonds Series 2011, 2% 8/15/12	1,525	1,543
		3,543
Illinois - 5.4%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,200	3,200
Chicago Wtr. Rev.:
Series 2004 A2, 0.17% 12/7/11, LOC California Pub. Employees Retirement Sys., VRDN (a)	2,655	2,655
Series 2004 A3, 0.12% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,150	3,150
DuPage County Rev. (Morton Arboretum Proj.) 0.15% 12/7/11, LOC Bank of America NA, VRDN (a)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
(Museum of Science & Industry Proj.) Series 2009 C, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Series 2009 A, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,280	1,280
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A-2A, 0.12% 12/7/11, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,800	9,800
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.11% 12/7/11, LOC Freddie Mac, VRDN (a)	3,250	3,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.18% 12/7/11, LOC Bank of America NA, VRDN (a)	$ 7,180	$ 7,180
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
Series 2008, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,990	2,990
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.42% 12/7/11, LOC Bank of America NA, VRDN (a)	2,500	2,500
		68,905
Indiana - 1.7%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.26% 12/7/11, LOC Royal Bank of Scotland PLC, VRDN (a)	3,400	3,400
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	5,800	5,800
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.14% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,525	3,525
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series 3654 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,440	3,440
Indiana Fin. Auth. Rev. Bonds Series 2011 A, 1% 2/1/12	2,300	2,303
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	2,000	2,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,400	1,400
		21,868
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.15% 12/7/11, VRDN (a)	6,500	6,500
Kansas - 1.1%
Wichita Gen. Oblig.:
BAN Series 246, 0.375% 8/10/12	2,600	2,601
Participating VRDN Series Putters 3951, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,950	10,950
		13,551
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.32% tender 12/12/11, CP mode	$ 600	$ 600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 0.33% tender 1/3/12, CP mode	1,200	1,200
		1,800
Louisiana - 0.4%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 B, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
		4,900
Maryland - 2.2%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 2% 4/1/12	1,590	1,599
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.37% 12/7/11, LOC Bank of America NA, VRDN (a)	1,000	1,000
Baltimore County Gen. Oblig. Series 2011:
0.16% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,300	2,300
0.17% 2/7/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,500	1,500
0.18% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,900	1,900
0.18% 2/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,900	1,900
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.13% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	4,820	4,820
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (a)	2,750	2,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,100	$ 3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,500	6,500
		28,569
Massachusetts - 3.0%
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 41, 0.17% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,500	1,500
RAN Series 2011 B, 2% 5/31/12	23,000	23,211
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.6% tender 1/3/12, CP mode	1,600	1,600
Series 1993 A, 0.55% tender 1/11/12, CP mode	800	800
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (a)(d)	7,280	7,280
Series EGL 07 0031, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)(e)	1,000	1,000
Series Putters 2479Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,100	3,100
		38,491
Michigan - 1.3%
Michigan Bldg. Auth. Rev. Series 6, 0.16% 1/12/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	2,000	2,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series WF 11 111C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,500	2,500
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	2,700	2,733
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.13% tender 12/5/11, CP mode	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Participating VRDN Series ROC II R 11676, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	$ 1,300	$ 1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.14% 12/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,300	4,300
		16,833
Minnesota - 0.6%
Minnesota Gen. Oblig.:
Bonds Series 2010 D, 3% 8/1/12	1,030	1,049
Participating VRDN Series Putters 3844 Q, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,460	3,460
Oak Park Heights Multi-Family Rev. 0.2% 12/7/11, LOC Freddie Mac, VRDN (a)	3,180	3,180
		7,689
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.32% 12/7/11, LOC Bank of America NA, VRDN (a)	8,500	8,500
Missouri - 1.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
St Charles County Pub. Wtr. Sup Series 2011, 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,500	5,500
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.1% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000	1,000
		14,500
Nebraska - 1.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,500	5,500
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series Putters 3700 Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series A:
0.17% 12/12/11, CP	7,200	7,200
0.17% 2/16/12, CP	2,000	2,000
		19,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 3.4%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.12% 12/7/11, LOC Citibank NA, VRDN (a)	$ 1,400	$ 1,400
Series 2008 D 2B, 0.11% 12/7/11, LOC Royal Bank of Canada, VRDN (a)	1,400	1,400
Series 2008 D1, 0.12% 12/7/11, LOC Citibank NA, VRDN (a)	18,020	18,020
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.13% 12/7/11, LOC Union Bank of California, VRDN (a)	1,000	1,000
Clark County School District Bonds Series 2004 D, 5.25% 6/15/12	5,855	6,011
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	1,000	1,007
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.11% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	11,995	11,995
		43,633
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.6% tender 12/22/11, CP mode	1,200	1,200
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,890	11,890
New York - 2.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.18% 7/20/12, CP	3,800	3,800
New York City Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R 11972, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	2,900	2,900
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series EGL 07 0003, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	15,000	15,000
Suffolk County Wtr. Auth. Participating VRDN Series Putters 3899, 0.11% 12/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,970	1,970
		28,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 1.9%
Board of Governors of the Univ. of North Carolina Series D, 0.15% 12/2/11, CP	$ 2,000	$ 2,000
Guilford County Gen. Oblig. Series 2007 B, 0.12% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,200	2,200
North Carolina Gen. Oblig. Bonds Series 2003 A, 5.25% 3/1/12	1,500	1,519
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	2,835	2,835
(WakeMed Proj.) Series 2009 B, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
Piedmont Triad Arpt. Auth. Series 2008 A, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	3,450	3,450
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Wake County Gen. Oblig. Bonds Series 2004, 5% 3/1/12	1,000	1,012
		24,116
Ohio - 3.7%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,200	2,200
Series B, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)	50	50
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,360	4,360
Delaware Gen. Oblig. BAN 1.5% 4/26/12	3,700	3,713
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.13% 12/7/11, LOC PNC Bank NA, VRDN (a)	1,760	1,760
Franklin County Hosp. Rev. Participating VRDN Series BC 11 21B, 0.12% 12/7/11 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,660	4,660
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.): - continued
Series 2007 M, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,100	$ 3,100
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Corp. Proj.) Series 2006 B, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.25% tender 12/7/11, CP mode	9,200	9,200
(The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.28% tender 6/22/12, CP mode	3,000	3,000
0.29% tender 6/21/12, CP mode	5,000	5,000
		48,143
Oregon - 3.3%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 B, 0.09% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000	3,000
Bonds (Providence Health Sys. Proj.):
Series D, 0.18% tender 1/11/12, CP mode	4,000	4,000
Series F:
0.15% tender 12/2/11, CP mode	10,000	10,000
0.18% tender 1/11/12, CP mode	5,000	5,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	13,600	13,738
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (a)	1,500	1,500
		42,038
Pennsylvania - 3.6%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	3,750	3,750
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	$ 2,935	$ 2,935
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,395	1,395
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	200	200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,255	4,255
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	3,500	3,500
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	4,990	4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	3,575	3,575
Pennsylvania Higher Edl. Facilities Auth. Rev. (Mercyhurst College Proj.) Series 12, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	2,965	2,965
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.16% 12/7/11, LOC Bank of America NA, VRDN (a)	2,895	2,895
Philadelphia Gen. Oblig. Series 2009 B, 0.1% 12/7/11, LOC Royal Bank of Canada, VRDN (a)	2,200	2,200
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.12% 12/7/11, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	3,915	3,915
Somerset County Gen. Oblig. Series 2009 A, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (a)	3,450	3,450
		46,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Roger Williams Univ. Proj.) Series 2008 B, 0.15% 12/7/11, LOC Bank of America NA, VRDN (a)	$ 9,200	$ 9,200
Participating VRDN Series Putters 3517, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	985	985
		10,185
South Carolina - 4.1%
Charleston County School District Bonds Series 2011 B, 2% 3/1/12	2,100	2,110
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.15% 12/7/11 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,000	2,000
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	2,900	2,918
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12	4,100	4,108
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.15% 12/7/11, LOC Bank of America NA, VRDN (a)	7,131	7,131
South Carolina Gen. Oblig. Bonds Series 2011 A, 2% 3/1/12	2,510	2,522
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.26% 12/7/11, LOC Bank of America NA, VRDN (a)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.15% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	2,275	2,284
Series 2010 A, 0.17% 2/8/12, CP	6,790	6,790
Spartanburg County School District #1 Participating VRDN Series Solar 06 152, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,460	10,460
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.55% tender 12/1/11, CP mode	6,500	6,500
		53,323
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.13% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.32% 12/7/11, LOC Bank of America NA, VRDN (a)	$ 4,400	$ 4,400
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.15% 12/7/11, LOC Bank of America NA, VRDN (a)	3,700	3,700
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.26% 12/7/11, LOC Bank of America NA, VRDN (a)	6,000	6,000
		19,700
Texas - 7.2%
Austin Independent School District Participating VRDN Series Putters 3554, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,040	7,040
Dallas North Texas Tollway Auth. Series 2010 A1, 0.23% 12/1/11, LOC Bank of America NA, CP	4,900	4,900
Eanes Independent School District Bonds Series 2011, 2% 8/1/12 (Permanent School Fund of Texas Guaranteed)	3,845	3,889
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.17% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,225	10,225
Fort Worth Independent School District Bonds Series 2008, 5% 2/15/12 (Permanent School Fund of Texas Guaranteed)	1,000	1,010
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (a)	1,600	1,619
Series D:
0.16% 12/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
0.2% 12/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	550	550
TAN Series 2011, 1.5% 2/29/12	1,900	1,906
Harris County Metropolitan Trans. Auth.:
Series A1, 0.19% 12/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	13,250	13,250
Series A3, 0.17% 3/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Houston Gen. Oblig. Series A, 0.2% 12/6/11, LOC Union Bank of California, CP	1,400	1,400
Houston Util. Sys. Rev.:
Bonds Series 2004 A, 5.25% 5/15/12	1,195	1,222
Participating VRDN Series Solar 06 70, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 B4, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,100	$ 2,100
Judson Independent School District Participating VRDN Series MS 06 1859, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,940	3,940
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,920	2,920
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,215	3,215
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.23% 12/9/11, CP	6,000	6,000
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,495	1,495
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 E, 0.1% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,515	1,515
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.15% 12/7/11 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
Texas Gen. Oblig. Series 2011 B:
0.2% 2/21/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,400	1,400
0.2% 2/22/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,300	1,300
0.21% 3/6/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,800	1,800
0.21% 3/7/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	900	900
0.21% 3/8/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	800	800
Univ. of Houston Univ. Revs. Bonds Series 2010 C, 2% 2/15/12	1,030	1,033
		91,889
Utah - 1.9%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	3,800	3,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.17% 1/19/12 (Liquidity Facility Bank of Nova Scotia), CP	$ 1,900	$ 1,900
Series 1997 B2:
0.18% 2/6/12 (Liquidity Facility Bank of Nova Scotia), CP	2,300	2,300
0.18% 2/6/12 (Liquidity Facility Bank of Nova Scotia), CP	2,150	2,150
Series 1997 B3, 0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	1,700	1,700
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
		24,650
Virginia - 5.2%
Albemarle County Indl. Dev. Auth. 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	3,380	3,380
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	17,550	17,550
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.12% 12/7/11, LOC Citibank NA, VRDN (a)	7,600	7,600
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.15% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	3,930	3,930
Series ROC II R 11262, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	4,880	4,880
Univ. of Virginia Gen. Rev.:
Bonds Series A, 0.15% tender 12/6/11, CP mode	4,000	4,000
Participating VRDN Series EGL 06 17 Class A, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.17% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,720	4,720
		67,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.2%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 17,135	$ 17,135
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2008 D, 5% 7/1/12	1,100	1,130
Series 2008 D, 5% 7/1/12	1,000	1,028
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (a)	1,100	1,100
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,510	2,510
Vancouver Hsg. Auth. Rev. Series 2008, 0.2% 12/7/11, LOC Freddie Mac, VRDN (a)	4,300	4,300
Washington Gen. Oblig.:
Bonds Series 2008 C, 4% 1/1/12	2,000	2,006
Participating VRDN Series ROC II R 11889, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(d)	3,250	3,250
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.14% 12/7/11, LOC Union Bank of California, VRDN (a)	2,000	2,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.32% 12/7/11, LOC Bank of America NA, VRDN (a)	1,280	1,280
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	2,700	2,780
		41,119
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.12% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,300	3,300
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 B, 0.15% 12/7/11, LOC Branch Banking & Trust Co., VRDN (a)	2,700	2,700
		6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 4.2%
Milwaukee Gen. Oblig. Series C2, 0.15% 12/8/11, LOC State Street Bank & Trust Co., Boston, CP	$ 1,500	$ 1,500
Wisconsin Clean Wtr. Rev. Bonds Series 1, 5.25% 6/1/12	3,250	3,331
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.13% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,900	7,900
Wisconsin Gen. Oblig.:
Series 2005 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,200	5,200
0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A, 0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,939	4,939
TAN 2% 6/15/12	4,150	4,189
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Alexian Brothers Health Sys. Proj.) 0.2% tender 1/9/12, LOC JPMorgan Chase Bank, CP mode	2,000	2,000
Wisconsin Trans. Rev.:
Series 1997, 0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,935	11,935
Series 2006 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
0.18% 3/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		53,994
Municipal Securities - continued
	Shares	Value (000s)
Other - 10.6%
Fidelity Tax-Free Cash Central Fund, 0.12% (b)(c)	136,337,000	$ 136,337
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,307,978)		1,307,978
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(23,591)
NET ASSETS - 100%		$ 1,284,387
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 35
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2011, the cost of investment securities for income tax purposes was $1,307,978,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

November 30, 2011

1.810673.107

SPZ-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Arizona - 94.9%
Arizona Ctfs. of Prtn. Bonds Series 2010 B, 5% 10/1/12	$ 2,000,000	$ 2,072,116
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	4,485,000	4,485,000
(Catholic Healthcare West Proj.):
Series 2008 B, 0.14% 12/7/11, LOC Bank of America NA, VRDN (a)	14,450,000	14,450,000
Series 2009 F, 0.12% 12/7/11, LOC Citibank NA, VRDN (a)	7,700,000	7,700,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	3,770,000	3,770,000
Bonds:
(Banner Health Proj.) Series 2008 D, 5% 1/1/12	2,250,000	2,257,433
(Banner Health Sys. Proj.) Series 2008 A, 5% 1/1/12	1,185,000	1,189,721
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.19% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,645,000	3,645,000
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	3,600,000	3,716,294
Arizona Trans. Board Excise Tax Rev.:
Bonds:
Series 2009, 4% 7/1/12	3,400,000	3,474,360
Series 2011, 2% 7/1/12	3,600,000	3,637,052
Participating VRDN Series MT 726, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (a)(e)	3,700,000	3,700,000
Arizona Trans. Board Hwy. Rev.:
Bonds:
Series 2005 A, 5.25% 7/1/12	3,845,000	3,957,529
Series 2011 A, 2% 7/1/12	3,600,000	3,637,306
Participating VRDN Series PT 4605, 0.64% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	8,000,000	8,000,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds:
Series 2008 A, 5% 10/1/12	1,000,000	1,038,881
Series 2009 A, 4% 10/1/12	605,000	623,353
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.48% 12/7/11, LOC Bank of America NA, VRDN (a)(d)	1,630,000	1,630,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,770,000	4,770,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.13% 12/1/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Coconino County Poll. Cont. Corp. Rev.: - continued
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.17% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 3,500,000	$ 3,500,000
Maricopa County Cmnty. College District Bonds Series 2004, 5% 7/1/12	1,100,000	1,130,428
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,100,000	3,100,000
(San Fernando Apts. Proj.) Series 2004, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	2,700,000	2,700,000
(San Lucas Apts. Proj.) Series 2003, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	7,000,000	7,000,000
(San Remo Apts. Proj.) Series 2002, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	14,200,000	14,200,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.21% 12/7/11, LOC Freddie Mac, VRDN (a)(d)	6,580,000	6,580,000
(Village Square Apts. Proj.) Series 2004, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.18% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,800,000	3,800,000
Mesa Util. Sys. Rev.:
Bonds Series 2002, 5.75% 7/1/12	750,000	773,547
Participating VRDN Series ROC II R 11959X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,000,000	$ 4,000,000
Series ROC II R 12311, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,795,000	7,795,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.25% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	100,000	100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.14% 12/7/11, LOC Freddie Mac, VRDN (a)	1,100,000	1,100,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)	5,050,000	5,050,000
Series 2007 B, 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	20,800,000	20,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.17% 12/7/11, LOC Bank of America NA, VRDN (a)(d)	4,330,000	4,330,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.35% 12/7/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	720,000	720,000
(Phoenix Expansion Proj.) Series 2002, 0.4% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,960,000	1,960,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.2% 12/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	5,825,000	5,825,000
Pima County Gen. Oblig. Bonds Series 2009 A, 3% 7/1/12	5,000,000	5,080,400
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,400,000	3,400,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.14% 12/7/11, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,760,000	3,760,000
PIMA County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,500,000	3,520,231
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Salt River Proj.) Series 2002 C, 5% 1/1/12	$ 4,000,000	$ 4,016,215
5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101)	7,500,000	7,604,994
Participating VRDN:
Series EGL 06 14 Class A, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Series MT 737, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (a)(e)	3,600,000	3,600,000
Series RBC O1, 0.12% 12/7/11 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,800,000	1,800,000
Series ROC II R 11712, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(e)	4,435,000	4,435,000
Series ROC II R 11980 X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (a)(e)	3,700,000	3,700,000
Series WF 09 40C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Series C:
0.16% 12/20/11, CP	8,500,000	8,500,000
0.19% 1/19/12, CP	3,500,000	3,500,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,125,000	11,125,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Healthcare Proj.) 5.8% 12/1/11	3,250,000	3,282,500
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.28% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Gen. Oblig. Bonds:
Series 2010 C, 2% 7/1/12	1,750,000	1,767,833
Series 2011 A, 4% 7/1/12	1,000,000	1,021,719
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.26% 12/7/11, LOC Bank of America NA, VRDN (a)	7,450,000	7,450,000
Tempe Transit Excise Tax Rev. Series 2006, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	27,920,000	27,920,001
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.88% tender 12/6/11, CP mode	1,600,000	1,600,000
Yavapai County Indl. Dev. Auth. Bonds (Northern Healthcare Sys. Proj.) Series 2011, 2% 10/1/12	3,400,000	3,442,298
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
		339,093,886
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 0.5% tender 12/5/11, CP mode (d)	$ 600,000	$ 600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.6% tender 1/3/12, CP mode	1,100,000	1,100,000
North Carolina - 1.3%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 12/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,800,000	4,800,000
Ohio - 0.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.32% 12/7/11, VRDN (a)	1,000,000	1,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.18% 12/7/11, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		2,000,000
Pennsylvania - 0.5%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,455,000	1,455,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	395,000	395,000
		1,850,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.27% 12/7/11 (Liquidity Facility Bank of America NA) (a)(d)(e)	500,000	500,000
	Shares
Other - 1.1%
Fidelity Municipal Cash Central Fund, 0.14% (b)(c)	3,845,000	3,845,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $353,788,886)		353,788,886
NET OTHER ASSETS (LIABILITIES) - 1.0%		3,500,627
NET ASSETS - 100%		$ 357,289,513
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 3,173
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2011, the cost of investment securities for income tax purposes was $353,788,886.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

November 30, 2011

1.810714.107

TEM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,810	$ 5,810
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,555	23,555
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.22% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.17% 12/7/11, VRDN (c)(f)	23,800	23,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.22% 12/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	22,965	22,965
Series 1999 B, 0.11% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	25,165	25,165
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 B, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	49,930	49,930
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.1% 12/7/11, LOC UBS AG, VRDN (c)	18,330	18,330
		177,555
Alaska - 0.5%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.14% 12/7/11, LOC Union Bank of California, VRDN (c)	15,000	15,000
Anchorage Gen. Oblig.:
Series 2008 A, 0.21% 1/19/12, LOC U.S. Bank NA, Minnesota, CP (f)	20,000	20,000
Series A, 0.23% 12/9/11, LOC U.S. Bank NA, Minnesota, CP (f)	20,000	20,000
TAN 1.5% 12/29/11	27,000	27,025
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.15% 12/7/11 (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.18% 12/7/11 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		111,025
Arizona - 1.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,100	14,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2005 B, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,070	$ 2,070
Series 2009 F, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)	2,550	2,550
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	24,580	25,374
Arizona Trans. Board Excise Tax Rev. Bonds Series 2011, 2% 7/1/12	6,625	6,693
Arizona Trans. Board Hwy. Rev.:
Bonds Series 2011 A, 2% 7/1/12	8,170	8,255
Participating VRDN Series PT 4605, 0.64% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	6,415	6,415
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.17% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,000	11,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) Series 2004, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,800	11,800
(San Lucas Apts. Proj.) Series 2003, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,000	5,000
Series A2, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Sands Apts. Proj.) Series 2001 A, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 7,000	$ 7,000
(Village Square Apts. Proj.) Series 2004, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.18% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,450	16,450
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,000	2,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	11,200	11,200
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,500	4,500
Series A, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,825	2,825
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MT 737, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	13,890	13,890
Series Putters 3242, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,300	4,300
Series Putters 3467, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,280	7,280
Series C, 0.19% 1/19/12, CP	27,500	27,500
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.28% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.88% tender 12/6/11, CP mode	$ 6,960	$ 6,960
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	61,330	61,330
		374,542
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.57% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	675	675
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.2% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	7,315	7,315
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.18% 12/7/11, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.17% 12/7/11, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	8,000	8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.13% 12/7/11, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.16% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,300	5,300
		150,690
California - 3.6%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,600	6,600
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.11% 12/7/11, LOC Citibank NA, VRDN (c)	36,300	36,300
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.1% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
California Edl. Facilities Auth. Rev. Series 2003, 0.16% 1/20/12, CP	8,482	8,482
California Gen. Oblig.:
Bonds 2% 3/1/12	10,595	10,641
Series 2003 C3, 0.13% 12/7/11, LOC Citibank NA, VRDN (c)	41,000	41,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2003 C4, 0.13% 12/7/11, LOC Citibank NA, VRDN (c)	$ 10,750	$ 10,750
Series 2004 A8, 0.11% 12/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	14,100	14,100
Series 2004 A9, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (c)	33,500	33,500
Series 2005 B5, 0.1% 12/7/11, LOC Barclays Bank PLC, VRDN (c)	11,780	11,780
Series B6, 0.13% 12/7/11, LOC Citibank NA, VRDN (c)	23,800	23,800
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.):
Series 2011 A, 0.1% 12/7/11, LOC Union Bank of California, VRDN (c)	14,000	14,000
Series 2011 D, 0.08% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	30,300	30,300
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 B, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,375	8,375
Series 2007 C:
0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,830	13,830
0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,700	6,700
Series 2008 B:
0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	27,230	27,230
0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,190	2,190
Series 2008 C, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,275	4,275
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2002 J, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 2,130	$ 2,130
Series 2003 H, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,800	21,800
Series 2003 M:
0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,900	28,900
0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,200	12,200
Series 2005 D, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	24,000	24,000
Series 2006 F1, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,600	14,600
Series 2007 H, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2007 K, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,000	25,000
Series 2008 C, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	49,335	49,335
Series 2008 E, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,325	7,325
(Multifamily Hsg. Prog.) Series 2001 G, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,320	3,320
California School Cash Reserve Prog. Auth. TRAN Series 2011 C, 2% 3/1/12	12,010	12,061
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.12% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	36,100	36,100
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, 0.14% 12/7/11, LOC Northern Trust Co., VRDN (c)	7,100	7,100
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.11% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.11% 12/7/11, LOC Citibank NA, VRDN (c)	$ 20,705	$ 20,705
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	9,545	9,545
Los Angeles Cmnty. College District Participating VRDN Series Putters 2864, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	10,000	10,000
Los Angeles County Gen. Oblig. TRAN Series 2012 C, 2.5% 6/29/12	42,500	43,012
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.12% 12/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,185	3,185
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2, 0.15% 2/8/12, LOC JPMorgan Chase Bank, CP	18,112	18,112
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7 05 3003, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	40,000	40,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.1% 12/7/11, LOC Union Bank of California, VRDN (c)	18,200	18,200
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	3,115	3,115
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	3,000	3,000
Sacramento Muni. Util. District Elec. Rev. Series 2007, 0.14% 12/6/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	16,300	16,300
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	34,200	34,538
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.13% 12/7/11, LOC Key Bank NA, VRDN (c)(f)	8,000	8,000
Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,650	5,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 A, 0.11% 12/7/11, LOC Citibank NA, VRDN (c)	$ 7,600	$ 7,600
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.1% 12/7/11, LOC Union Bank of California, VRDN (c)	14,000	14,000
		850,171
Colorado - 2.0%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	21,060	21,060
Participating VRDN Series BA 08 1090, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	7,450	7,450
Colorado Hsg. & Fin. Auth.:
Series 2002 B3, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	1,700	1,700
Series 2002 C3, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,475	10,475
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Series 2002 AA, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.16% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 7,000	$ 7,000
(Waste Mgmt., Inc. Proj.) 0.18% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	31,750	31,750
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	18,080	18,080
Series EGL 07 0040, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series ROC II R 12312, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Series WF 10 37C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,630	20,630
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Bonds Series 2011 G, 1% 3/15/12 (b)	6,435	6,449
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.3% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,215	5,215
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.14% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	43,255	43,255
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.6% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	315	315
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.16% 12/7/11, LOC Bank of America NA, VRDN (c)	11,250	11,250
RBC Muni. Prods, Inc. Trust Various States Participating VRDN Series RBC E 25, 0.17% 12/7/11 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	22,500	22,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series WF 11 128C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 18,425	$ 18,425
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,110	7,110
		458,699
Connecticut - 0.2%
Connecticut Health & Ed. Rev. Series 2011 B, 0.17% 12/7/11, LOC Bank of America NA, VRDN (c)	25,910	25,910
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,110	14,110
Hartford County Metropolitan District Gen. Oblig. BAN 1.5% 4/16/12	17,134	17,217
		57,237
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.33% 12/1/11, VRDN (c)(f)	3,000	3,000
Series 1988, 0.33% 12/1/11, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.4% 12/7/11, VRDN (c)	4,500	4,500
Series 1994, 0.33% 12/1/11, VRDN (c)(f)	29,900	29,900
Series 1999 B, 0.45% 12/7/11, VRDN (c)(f)	9,900	9,900
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		73,250
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Series 2008 C, 0.13% 12/7/11, LOC TD Banknorth, NA, VRDN (c)	13,800	13,800
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.18% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	2,940	2,940
District of Columbia Income Tax Rev. Bonds:
Series 2009 B, 4% 12/1/11	7,645	7,645
Series 2011 C, 0.19% 12/1/12 (c)	3,415	3,415
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.3% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,965	6,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(George Washington Univ. Proj.) Series 1999 B, 0.14% 12/7/11, LOC Bank of America NA, VRDN (c)	$ 14,250	$ 14,250
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	43,900	43,900
Series 1998 A Tranche III, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	28,225	28,225
(The AARP Foundation Proj.) Series 2004, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	19,850	19,850
(The Phillips Collection Issue Proj.) Series 2003, 0.42% 12/7/11, LOC Bank of America NA, VRDN (c)	1,520	1,520
(Washington Drama Society, Inc. Proj.) Series 2008, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,350	12,350
Bonds (American Nat'l. Red Cross Proj.) Series 2000:
0.16% tender 12/8/11, LOC JPMorgan Chase Bank, CP mode	29,200	29,200
0.19% tender 2/8/12, LOC JPMorgan Chase Bank, CP mode	41,600	41,600
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2003, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	37,000	37,000
Series 2006 A, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	5,300	5,300
Series 2006 B, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	31,375	31,375
(Georgetown Univ. Proj.):
Series 2007 B1, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,800	8,800
Series 2007 C1, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,875	8,875
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
ROC II R 11815, 0.19% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	6,750	6,750
Series BBT 2040, 0.17% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	9,920	9,920
Series BBT 2054, 0.17% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	10,140	10,140
Series DB 505, 0.29% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,790	10,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series DB 677, 0.29% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	$ 7,760	$ 7,760
Series DB 679, 0.29% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,000	10,000
Series MS 3140, 0.2% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	19,540	19,540
Series Putters 1691, 0.19% 12/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)(g)	11,910	11,910
Series Putters 2855, 0.24% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,895	4,895
Series ROC II R 11798, 0.2% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	15,000	15,000
Series 2003 D1, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,170	37,170
Series 2009 D1, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	4,850	4,850
		465,735
Florida - 7.4%
Local Govt. Fin. Comm Series 2011 B1, 0.18% 12/2/11, LOC JPMorgan Chase Bank, CP (f)	4,000	4,000
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.2% 12/7/11, LOC Citibank NA, VRDN (c)(f)	10,785	10,785
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.17% 12/7/11, LOC Citibank NA, VRDN (c)(f)	6,600	6,600
(Sanctuary Apts Proj.) Series A, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	16,620	16,620
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.12% 12/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	2,795	2,795
Broward County School District TAN Series 2011, 1.5% 1/25/12	88,700	88,879
Charlotte County School District TAN Series 2011, 2% 3/31/12	15,000	15,090
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,705	9,705
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.48% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	1,330	1,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Collier County Health Facilities Auth. Health Facilities Rev.:
(Moorings, Inc. Proj.) 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,800	$ 6,800
(Moorings, Inc. Proj.) 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,500	8,500
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.2% 12/7/11, LOC Citibank NA, VRDN (c)(f)	18,610	18,610
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	9,205	9,205
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series BA 08 1068, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	14,385	14,385
Series ROC II R 11884X, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	8,800	8,800
Series ROC II R 12017, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,600	9,600
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 A, 4% 7/1/12	1,775	1,812
Series 2011 A, 3% 7/1/12	29,900	30,377
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,000	15,000
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,875	11,875
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,570	5,570
(Banyan Bay Apts. Proj.) 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,850	8,850
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.18% 12/7/11, LOC Citibank NA, VRDN (c)(f)	8,900	8,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.18% 12/7/11, LOC Citibank NA, VRDN (c)(f)	$ 5,500	$ 5,500
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,700	5,700
(Hunters Run Apts. Proj.) Series G, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,100	8,100
(Lynn Lake Apts. Proj.) Series B1, 0.17% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,900	14,900
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,750	7,750
(Riverwalk I Apts. Proj.) Series 2008 E, 0.16% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.18% 12/7/11, LOC Citibank NA, VRDN (c)(f)	7,085	7,085
(Sterling Palms Apts. Proj.) Series F, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,170	14,170
(Victoria Park Apts. Proj.) Series 2002 J, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	8,920	8,920
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.19% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	7,400	7,604
5% 7/1/12	5,900	6,051
5.25% 7/1/12	1,525	1,569
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.18% 12/6/11, LOC Wells Fargo Bank NA, CP	3,839	3,839
Fort Myers Util. Sys. Rev. Series 2009, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	39,315	39,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.15% 12/7/11, LOC Citibank NA, VRDN (c)(f)	$ 11,105	$ 11,105
(Grande Oaks Apts. Proj.) Series A, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,680	8,680
(Meridian Pointe Apts. Proj.) 0.2% 12/7/11, LOC Citibank NA, VRDN (c)(f)	12,200	12,200
(Mobley Park Apts. Proj.) Series A, 0.17% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	7,690	7,690
(Morgan Creek Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.5% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	705	705
Indian River County School District TAN Series 2011, 1% 6/30/12	16,000	16,068
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.42% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Participating VRDN Series BA 09 1209X, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Series C1:
0.16% 12/19/11 (Liquidity Facility JPMorgan Chase Bank), CP	16,000	16,000
0.2% 1/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	27,100	27,100
Jacksonville FL Spl. Rev. Participating VRDN Series Putters 3918, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,900	3,900
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.14% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)	10,210	10,210
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,300	9,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.2% tender 12/7/11, CP mode	$ 20,300	$ 20,300
Series 1994, 0.2% tender 12/7/11, CP mode	30,855	30,855
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.13% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	87,390	87,390
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.19% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,545	6,545
Marion County School District TAN Series 2011, 1.5% 6/30/12	12,500	12,588
Miami-Dade County Gen. Oblig. TAN Series 2011, 2% 1/27/12	144,000	144,407
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.2% 12/7/11, LOC Citibank NA, VRDN (c)(f)	16,085	16,085
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.23% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.18% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,500	7,500
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)	20,000	20,000
(The Nemours Foundation Proj.) Series 2009 B, 0.17% 12/7/11, LOC Bank of America NA, VRDN (c)	40,600	40,600
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.2% 12/7/11, LOC Citibank NA, VRDN (c)(f)	13,195	13,195
(Glenn Millenia Proj.) Series 2001 C, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,560	7,560
(West Point Villas Apts. Proj.) Series 2000 F, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,500	11,500
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	101,500	101,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.25%, tender 6/27/12 (c)	$ 14,500	$ 14,500
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.19% 12/7/11, LOC Bank of America NA, VRDN (c)	9,370	9,370
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	18,100	18,100
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.32% 12/7/11, LOC Bank of America NA, VRDN (c)	1,515	1,515
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.15% 12/7/11, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.19% 12/7/11, LOC Bank of America NA, VRDN (c)	10,700	10,700
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.22% 12/7/11, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County School District TAN Series 2011, 1.5% 1/26/12	80,900	81,067
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II R 11986, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	12,000	12,000
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,920	7,920
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.52% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	970	970
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.14% 12/7/11, LOC Bank of America NA, VRDN (c)	33,705	33,705
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A2, 0.12% 12/7/11, LOC Northern Trust Co., VRDN (c)	15,750	15,750
(Suncoast Hospice Proj.) Series 2004, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	15,170	15,170
Pinellas County School District TAN Series 2011, 1% 6/30/12	36,000	36,161
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,950	$ 2,950
Series 2005 A2, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	48,575	48,575
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series MT 765, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	8,985	8,985
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,489	4,489
Series Putters 2407, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	41,995	41,995
Series ROC II R 11060, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	12,180	12,180
Series WF 11 99 C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,720	4,720
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.) Series 2010 B, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	35,000	35,000
Bonds Series 2011 A, 5% 9/1/12	2,880	2,975
USF College of Medicine Health Facilities Series 2006 A1, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	21,960	21,960
USF Fing. Corp. Ctfs. of Prtn.:
(College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	17,475	17,475
Series 2007, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	21,880	21,880
		1,741,051
Georgia - 3.5%
Atlanta Arpt. Rev.:
Series 2010 A1:
0.19% 2/15/12, LOC JPMorgan Chase Bank, CP (f)	70,000	70,000
0.19% 2/15/12, LOC JPMorgan Chase Bank, CP (f)	33,500	33,500
0.19% 2/15/12, LOC JPMorgan Chase Bank, CP (f)	7,625	7,625
Series 2010 B1:
0.2% 2/2/12, LOC Wells Fargo Bank NA, CP (f)	63,257	63,257
0.23% 12/6/11, LOC Wells Fargo Bank NA, CP (f)	35,000	35,000
Series 2010 B2, 0.17% 2/2/12, LOC Wells Fargo Bank NA, CP	18,043	18,043
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 8,475	$ 8,475
(Carver Redev. Proj.) Series 2000, 0.53% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	3,915	3,915
(Collegetown at Harris Homes Phase I Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.16% 12/1/11, VRDN (c)(f)	5,000	5,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.3% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	30,000	30,000
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	45,000	45,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.17% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.22% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,850	13,850
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,470	16,470
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.19% 12/7/11, LOC Bank of America NA, VRDN (c)	39,500	39,500
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.15% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	9,315	9,315
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,550	7,550
Georgia Gen. Oblig.:
Bonds:
Series 2011 E1, 4% 7/1/12	16,665	17,027
Series 2011 F, 3% 12/1/11	8,280	8,280
Participating VRDN Series WF 08 12C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	13,840	13,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series 2011 L, 2% 4/1/12	$ 7,050	$ 7,088
Georgia State Road & Tollway Auth. Rev. Bonds Series 2001, 5.375% 3/1/12 (Pre-Refunded to 3/1/12 @ 100)	6,000	6,077
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.17% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,135	11,135
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,185	4,185
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.19% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	2,450	2,450
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.17% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.17% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	69,640	69,640
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series Solar 08 0001, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,250	10,250
Series 2000 A, 0.1% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,550	8,550
Series 2000 B, 0.1% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	20,000	20,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,090	10,090
Series 2010 A, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	23,445	23,445
Muni. Elec. Auth. of Georgia:
Bonds (Gen. Resolution Projs.) Series 1985 B, 0.16% tender 12/6/11, LOC Barclays Bank PLC, CP mode	8,050	8,050
Series 1985 B, 0.13% 12/7/11, LOC Barclays Bank PLC, VRDN (c)	23,000	23,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 9,325	$ 9,325
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) 0.14% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,200	6,200
Participating VRDN Series WF 11 32C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Rosemont Apts. Proj.) 0.12% 12/7/11, LOC Freddie Mac, VRDN (c)	9,385	9,385
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.75% 12/7/11, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.16% 12/7/11, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.19% 12/7/11, LOC Bank of America NA, VRDN (c)	6,910	6,910
		816,962
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	4,800	4,800
Series 2009 B, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	10,500	10,500
Hawaii Gen. Oblig. Bonds Series CY, 5.5% 2/1/12	8,750	8,825
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.12% 12/7/11, LOC Freddie Mac, VRDN (c)	5,200	5,200
		29,325
Idaho - 0.7%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.) Series 2001 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,040	8,040
(Single Family Mtg. Proj.) Series 2001 E, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,535	5,535
Series 2000 F, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,560	5,560
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2001 B, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 4,025	$ 4,025
Series 2001 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,820	7,820
Series 2001 D1, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,400	1,400
Series 2002 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,885	7,885
Series 2002, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,285	10,285
Series 2004 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,480	7,480
Series 2006 G, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,330	7,330
Series 2007 D, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,300	4,300
Series 2007 E, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	23,185	23,185
Series 2007 J1, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	30,000	30,000
Series A, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	2,550	2,550
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Bonds Series 2011, 2% 8/15/12	26,900	27,224
		152,619
Illinois - 4.4%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.26% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	1,700	1,700
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	1,800	1,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 2009 A2, 0.12% 12/7/11, LOC Northern Trust Co., VRDN (c)	$ 7,220	$ 7,220
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,815	7,815
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.29% 12/7/11, LOC BMO Harris Bank NA, VRDN (c)(f)	2,900	2,900
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,800	3,800
Series MT 727, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	14,000	14,000
Series Solar 06 75, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,950	19,950
Chicago Multi-Family Hsg. Rev. (Oakwood Shores Sr. Apts. Proj.) Series 2010, 0.18% 12/7/11, LOC Bank of America NA, VRDN (c)	1,730	1,730
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series Floaters 3236, 0.21% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	5,050	5,050
Series 1994 B, 0.17% 12/7/11, LOC Citibank NA, VRDN (c)(f)	16,250	16,250
Series 1994 C, 0.14% 12/7/11, LOC Citibank NA, VRDN (c)	19,900	19,900
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.2% 12/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	3,900	3,900
Chicago Park District Gen. Oblig. Participating VRDN:
Series MT 760, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	10,370	10,370
Series Putters 3842, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 11935, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.17% 12/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	92,975	92,975
Series 2004 A2, 0.17% 12/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	51,380	51,380
Series 2004 A3, 0.12% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	7,490	7,490
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.24% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 19,580	$ 19,580
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 0.14% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,715	9,715
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.48% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	4,000	4,000
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.39% 12/7/11, LOC BMO Harris Bank NA, VRDN (c)(f)	678	678
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.29% 12/7/11, LOC BMO Harris Bank NA, VRDN (c)(f)	2,770	2,770
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.23% 12/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.15% 12/7/11, LOC BMO Harris Bank NA, VRDN (c)	1,950	1,950
(Field Museum of Natural History Proj.) Series 2000, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
Participating VRDN Series ROC II R 12278, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,395	10,395
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.1% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	53,575	53,575
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,345	5,345
(Museum of Science & Industry Proj.):
Series 2009 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	1,000	1,000
Series 2009 D, 0.14% 12/7/11, LOC Northern Trust Co., VRDN (c)	16,000	16,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	16,785	16,785
(Provena Health Proj.):
Series 2009 C, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Series 2010 D, 0.11% 12/7/11, LOC Union Bank of California, VRDN (c)	18,550	18,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.12% 12/7/11, LOC Northern Trust Co., VRDN (c)	$ 4,200	$ 4,200
(Saint Xavier Univ. Proj.) Series 2008, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	10,375	10,375
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	5,845	5,845
Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.26%, tender 6/27/12 (c)	11,700	11,700
(Advocate Health Care Proj.):
Series 2008 A1, 0.48%, tender 2/1/12 (c)	11,640	11,640
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,900	4,967
Participating VRDN:
Series BA 08 1137, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series BBT 08 33, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,010	5,010
Series DB 601, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	30,595	30,595
Series EGL 06 115, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series Putters 3174, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.2% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.45%, tender 3/28/12 (c)	9,240	9,240
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,300	12,300
(Prairie Station Apts. Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.15% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,115	11,115
0.13% 12/7/11, LOC Freddie Mac, VRDN (c)	29,650	29,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN Series MT 751, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	$ 16,740	$ 16,740
Series 2007 A 2D, 0.11% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	24,800	24,800
Series 2007 A-2A, 0.12% 12/7/11, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	25,800	25,800
0.13% 12/7/11, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.18% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev.:
(Devonshire of Lisle Proj.) Series 1991, 0.14% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
(Four Lakes Phase V-Lisle) Series 1996, 0.18% 12/7/11, LOC Bank of America NA, VRDN (c)	20,000	20,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.17% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	20,000	20,000
Series MS 3220, 0.17% 12/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	27,900	27,900
Series Putters 3861, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,500	18,500
Series ROC II R 11880, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,300	14,300
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,245	2,245
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	23,100	23,100
Series 2008, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	26,205	26,205
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.42% 12/7/11, LOC Bank of America NA, VRDN (c)	6,100	6,100
		1,028,945
Indiana - 2.0%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.19% 12/7/11, LOC PNC Bank NA, VRDN (c)(f)	800	800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.1% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,950	$ 14,950
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.17% 12/7/11, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,568	7,568
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.19% 12/7/11, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.16% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	24,000	24,000
Series 2009 A2, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	23,000	23,000
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	16,550	16,550
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.17% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,735	4,735
Series 2008 I, 0.09% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,015	6,015
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	34,180	34,180
Series 2011 A, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	16,420	16,420
Indiana Fin. Auth. Rev.:
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.1% 12/7/11, VRDN (c)	36,425	36,425
Bonds Series 2011 A, 1% 2/1/12	41,000	41,057
Series 2008 E7, 0.09% 12/7/11, VRDN (c)	23,600	23,600
Indiana Health Facility Fing. Auth. Rev.:
Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (c)	22,500	22,626
Series 2003 E6, 0.1% 12/7/11, VRDN (c)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.26% 12/7/11, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	$ 6,110	$ 6,110
Indianapolis Gas Util. Sys. Rev. Series 2001 A2:
0.65% 12/13/11, CP	25,000	25,000
0.65% 12/14/11, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.23% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	11,600	11,600
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		458,281
Iowa - 0.1%
Iowa Fin. Auth. Series 2005 C, 0.15% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	9,175	9,175
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.19% 12/7/11, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	6,000	6,000
		18,275
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.22% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
City of Lawrence BAN Series 2011 I, 2% 10/1/12	14,375	14,576
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.26% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	16,400	16,400
Wichita Gen. Oblig. BAN Series 246, 0.375% 8/10/12	43,600	43,616
		99,692
Kentucky - 2.1%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.18% 12/7/11, VRDN (c)(f)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.13% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	$ 12,000	$ 12,000
Series 2006 B, 0.14% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	21,000	21,000
Series 2008 A, 0.14% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	34,947	34,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.15% 12/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.15% 12/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.15% 12/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.16% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.45% tender 12/5/11, CP mode (f)	31,000	31,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.32% tender 12/12/11, CP mode	9,600	9,600
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.14% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.15% 12/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	129,760	129,760
Series 2008 A2, 0.15% 12/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	33,625	33,625
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,700	9,700
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.15% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.18% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 6,000	$ 6,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.12% 12/7/11, LOC Freddie Mac, VRDN (c)	9,425	9,425
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.13% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,450	12,450
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.15% 12/7/11, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
0.33% tender 1/3/12, CP mode	19,800	19,800
0.5% tender 12/5/11, CP mode (f)	8,600	8,600
		502,607
Louisiana - 1.4%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.32% 12/7/11, LOC Bank of America NA, VRDN (c)	38,400	38,400
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.13% 12/7/11, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	6,890	6,890
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.17% 12/7/11, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	22,275	22,275
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	23,580	23,580
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.18% 12/7/11, VRDN (c)(f)	1,000	1,000
Series 2003, 0.18% 12/7/11, VRDN (c)(f)	15,650	15,650
Series 2009 A, 0.1% 12/7/11, VRDN (c)	19,565	19,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(C-Port LLC Proj.) Series 2008, 0.19% 12/7/11, LOC Bank of America NA, VRDN (c)	$ 9,200	$ 9,200
(CommCare Corp. Proj.) Series 2008 A, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,700	3,700
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.17% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
St. James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.13% 12/7/11, VRDN (c)	15,000	15,000
(NuStar Logistics LP Proj.):
Series 2010 B, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2010, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Series 2011, 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	40,000	40,000
		340,445
Maine - 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.23% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	27,965	27,965
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.45% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		89,665
Maryland - 2.0%
Anne Arundel County Gen. Oblig. Bonds Series 2003, 5% 3/1/12	5,250	5,314
Baltimore County Gen. Oblig. Series 2011:
0.16% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	38,800	38,800
0.17% 2/7/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	25,900	25,900
0.18% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,300	32,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig. Series 2011: - continued
0.18% 2/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 32,300	$ 32,300
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	3,400	3,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	15,305	15,305
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.13% 12/7/11, LOC Union Bank of California, VRDN (c)	48,250	48,250
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.14% 12/7/11, LOC Bank of America NA, VRDN (c)	2,700	2,700
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
Series 2008 B, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	42,750	42,750
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)	11,085	11,085
(Villa Julie College, Inc. Proj.) Series 2005, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	58,115	58,115
Bonds Series 2011, 2% 8/15/12	2,145	2,164
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.15% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	17,010	17,010
Montgomery County Gen. Oblig. Ctfs. of Prtn. Bonds Series 2010, 3% 5/1/12	3,060	3,092
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	33,660	33,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.15% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 10,000	$ 10,000
Series 2008 C, 0.15% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
Washington Suburban San. District:
Bonds 5% 6/1/12	15,000	15,360
Participating VRDN Series WF 11 129C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,155	9,155
		480,765
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.6% tender 1/11/12, CP mode (f)	24,400	24,400
Massachusetts Gen. Oblig.:
Bonds Series 2002 E, 5.5% 1/1/12	1,300	1,306
Participating VRDN Series Clipper 07 41, 0.17% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	31,500	31,500
RAN Series 2011 B, 2% 5/31/12	87,000	87,795
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 4633, 0.64% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	40,490	40,490
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.6% tender 12/22/11, CP mode	7,250	7,250
0.6% tender 1/3/12, CP mode	8,000	8,000
Series 1993 A, 0.55% tender 1/11/12, CP mode	15,000	15,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.57% tender 12/5/11, CP mode (f)	1,100	1,100
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.14% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Clipper 06 11, 0.17% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 59,605	$ 59,605
Series PT 4644, 0.64% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	16,705	16,705
		321,486
Michigan - 1.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.1% 12/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	8,100	8,100
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,100	3,100
Series 2011 IIB, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	27,090	27,090
Michigan Fin. Auth. Rev.:
Bonds Series 2011, 2% 10/1/12	7,775	7,888
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	46,300	46,864
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,910	12,910
Series 2008 B3, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	11,300	11,407
(Trinity Health Sys. Proj.):
Series 2008 C:
0.13% tender 12/5/11, CP mode	108,800	108,800
0.13% tender 12/5/11, CP mode	27,500	27,500
Series B, 0.16% tender 3/6/12, CP mode	20,000	20,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	27,500	27,500
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Univ. of Michigan Univ. Rev. Bonds Series 2003, 5% 4/1/12	$ 2,080	$ 2,112
Wayne County Arpt. Auth. Rev.:
0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
0.12% 12/7/11, LOC PNC Bank NA, VRDN (c)(f)	19,000	19,000
0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,360	16,360
		386,531
Minnesota - 0.6%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Brentwood Hills Apts. Proj.) Series A, 0.25% 12/1/11, LOC Bank of America NA, VRDN (c)(f)	22,195	22,195
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.26% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,800	9,800
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 1% 3/1/12	25,000	25,050
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,075	11,075
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	8,895	8,895
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.19% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,000	2,000
Minnesota Gen. Oblig. Bonds Series 2010 B, 4% 8/1/12	4,065	4,167
Minnesota Office of Higher Ed.:
Series 2008 B, 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
Series 2011 B, 0.13% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
Oak Park Heights Multi-Family Rev. 0.2% 12/7/11, LOC Freddie Mac, VRDN (c)	5,340	5,340
Richfield Multi-family Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.14% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,230	11,230
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.27% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	16,885	16,885
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5% 1/1/12	2,660	2,670
		150,132
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.3% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 1,000	$ 1,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.17% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig.:
Participating VRDN Series WF 11 117C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	15,500	15,500
0.15% 12/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	14,505	14,505
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.21% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.2%, tender 1/5/12 (c)(h)	9,340	9,340
0.2%, tender 1/5/12 (c)(h)	15,000	15,000
		86,945
Missouri - 1.3%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,350	9,350
Curators of the Univ. of Missouri Sys. Facilities Rev. Participating VRDN Series MT 750, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	3,990	3,990
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,300	12,300
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.19% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.17% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	15,500	15,500
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Lutheran High School Assoc. Proj.) Series 2002, 0.14% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,140	3,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
Participating VRDN Series PT 4624, 0.64% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 11,065	$ 11,065
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) Series 2008 C, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	34,860	34,860
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	13,070	13,070
Bonds:
(CoxHealth Proj.) Series 2008 B, 0.2% tender 2/6/12, LOC Bank of Nova Scotia New York Branch, CP mode	7,000	7,000
(CoxHealth Proj.) 0.17% tender 12/1/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
(CoxHealth Proj.):
0.18% tender 1/6/12, LOC Bank of Nova Scotia New York Branch, CP mode	20,000	20,000
0.18% tender 2/6/12, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.11% 12/7/11, LOC PNC Bank NA, VRDN (c)	14,075	14,075
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 736, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	18,295	18,295
Series PT 4625, 0.67% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,220	10,220
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	28,300	28,300
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.18% 12/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,250	30,250
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.1% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,165	9,165
		296,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.0%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (c)	$ 11,565	$ 11,565
Nebraska - 1.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,300	53,300
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.2% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Lincoln Elec. Sys. Rev. Bonds Series 2002, 5% 9/1/12	5,000	5,178
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.12% 12/7/11 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	127,395	127,395
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2011 A, 1.5% 1/1/12	9,645	9,655
Series A, 0.17% 1/30/12, CP	35,550	35,550
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,700	19,700
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.15% 12/2/11, CP	14,000	14,000
0.16% 12/1/11, CP	14,000	14,000
0.16% 12/7/11, CP	13,000	13,000
0.16% 12/8/11, CP	15,000	15,000
0.17% 2/16/12, CP	5,000	5,000
Omaha Spl. Oblig. Participating VRDN Series DB 713, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	4,025	4,025
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.11% 12/7/11 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		330,203
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 C1, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	101,750	101,750
Series 2008 D 2A, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)	63,100	63,100
Series 2008 D 2B, 0.11% 12/7/11, LOC Royal Bank of Canada, VRDN (c)	57,800	57,800
Series 2008 D1, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)	15,800	15,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D3, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	$ 53,015	$ 53,015
Series 2011 B1, 0.14% 12/7/11, LOC Citibank NA, VRDN (c)(f)	80,000	80,000
Series 2011 B2, 0.13% 12/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	30,000	30,000
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	37,705	37,705
Series Putters 3158, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Clark County Hwy. Impt. Rev. Bonds Series 2011, 4% 7/1/12	2,200	2,248
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.21% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2009 A, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.13% 12/7/11, LOC Union Bank of California, VRDN (c)	17,600	17,600
Clark County School District Bonds Series 2003 D, 5.5% 6/15/12	8,300	8,532
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.16% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	37,800	37,800
(Republic Svcs., Inc. Proj.) 0.23% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,380	30,380
Reno Cap. Impt. Rev. Series 2005 A, 0.17% 12/7/11, LOC Bank of America NA, VRDN (c)	13,335	13,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.18% 12/2/11, LOC Lloyds TSB Bank PLC, CP	$ 7,600	$ 7,600
Washoe County School District Gen. Oblig. Bonds Series 2002 B, 5.5% 6/1/12	3,595	3,687
		670,472
New Hampshire - 0.7%
Manchester Arpt. Rev. Series 2008, 0.2% 12/7/11, LOC RBS Citizens NA, VRDN (c)(f)	17,815	17,815
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.86% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 0.6% tender 12/22/11, CP mode	19,800	19,800
Series A1:
0.5% tender 12/5/11, CP mode (f)	7,500	7,500
0.5% tender 12/5/11, CP mode (f)	8,000	8,000
0.57% tender 12/5/11, CP mode (f)	20,000	20,000
0.6% tender 12/12/11, CP mode (f)	5,900	5,900
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4% 12/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,650	1,650
New Hampshire Gen. Oblig. Bonds:
Series 2009 B, 4% 3/1/12	5,195	5,245
Series 2010 B, 5% 6/1/12	4,900	5,016
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011 B, 0.16% 12/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	3,000	3,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	16,400	16,400
Rockingham County TAN 1% 12/22/11	18,000	18,008
		165,734
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.1%
Burlington County Gen. Oblig. BAN Series 2011 A, 1.5% 5/24/12	$ 15,654	$ 15,739
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.2% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
		23,339
New Mexico - 0.8%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.15% 12/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	4,500	4,500
Series 2004 A1, 0.15% 12/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	6,935	6,935
Series 2004 A2, 0.15% 12/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	15,640	15,640
Series 2004 A3, 0.15% 12/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	20,700	20,700
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	138,500	138,500
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	4,495	4,495
		190,770
New York - 4.0%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.12% 12/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,240	6,240
Cold Spring Hbr. Central School District TAN 2% 6/28/12	8,200	8,283
Commack Union Free School District TAN 1.5% 6/28/12	33,000	33,229
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,597
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 1995 B8, 0.35% 12/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,200	21,200
Series 1995 F5, 0.35% 12/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	27,050	27,050
Series 1996 J3, 0.1% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.17% 12/7/11, LOC RBS Citizens NA, VRDN (c)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.: - continued
(Intervale Gardens Apts.) Series A, 0.16% 12/7/11, LOC Citibank NA, VRDN (c)(f)	$ 3,115	$ 3,115
(Villa Avenue Apts. Proj.) Series 2006 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 0.13% 12/7/11, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Courtland Avenue Apts. Proj.) Series A, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,905	4,905
(East 165th Street Proj.) Series A, 0.16% 12/7/11, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Manhattan Court Dev. Proj.) Series A, 0.16% 12/7/11, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,700	14,700
(State Renaissance Court Proj.) Series A, 0.11% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.11% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West End Towers Proj.) Series 2004 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,000	11,000
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	11,165	11,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
EGL 09 46A, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
Series BBT 08 15, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	25,585	25,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3496Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 8,000	$ 8,000
Series ROC II R 10381, 0.1% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,070	4,070
Series ROC II R 11931, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
Series 8:
0.18% 7/20/12, CP	32,100	32,100
0.18% 7/20/12, CP	36,800	36,800
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 A3, 3% 8/1/12	2,500	2,546
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	4,000	4,000
Participating VRDN:
Series EGL 07 0066, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series PT 4623, 0.64% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	9,680	9,680
Series ROC II R 11535, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Series ROC II R 11943, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,500	3,500
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,000	2,000
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.):
Series 2004 A, 0.1% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	2,000	2,000
Series A, 0.1% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	33,600	33,600
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 13,495	$ 13,495
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,000	8,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	9,000	9,000
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.09% 12/7/11, LOC Bank of New York, New York, VRDN (c)	2,457	2,457
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.12% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,000	5,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.11% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	4,100	4,100
(Chelsea Apts. Proj.) Series A, 0.1% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	40,500	40,500
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.12% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	16,400	16,400
(Helena Hsg. Proj.) Series 2003 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.14% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	13,300	13,300
(South Cove Plaza Proj.) Series A, 0.1% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	3,000	3,000
(West 20th Street Proj.) Series A:
0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	24,475	24,475
0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	41,500	41,500
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	23,000	23,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2001 A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 35,500	$ 35,500
(West 38th Street Hsg. Proj.) Series A, 0.11% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	16,000	16,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	10,000	10,000
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.17% 12/6/11, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1, 0.17% 2/15/12, CP	4,100	4,100
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.11% 12/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	16,800	16,800
South Huntington Union Free School District TAN 1.5% 6/28/12	12,500	12,588
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,586
		948,011
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.19% 12/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,453
Non State Specific - 0.1%
RBC Muni. Prods, Inc. Trust Various States Participating VRDN Series RBC E 23, 0.14% 12/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
North Carolina - 1.3%
St Tpk. Auth. Monroe Con Bonds Series 2011, 1.5% 7/1/12	22,140	22,305
Board of Governors of the Univ. of North Carolina Series D:
0.14% 12/5/11, CP	10,000	10,000
0.14% 12/6/11, CP	11,140	11,140
0.16% 12/2/11, CP	10,000	10,000
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,665	4,665
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.2% 12/1/11, VRDN (c)(f)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.14% 12/7/11, LOC Bank of America NA, VRDN (c)	3,035	3,035
Series 2011, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	19,200	19,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2006, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	$ 8,765	$ 8,765
Participating VRDN:
Series GS 08 9TP, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	14,605	14,605
Series ROC II R 11850, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
Series 2011, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	16,170	16,170
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 15 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,730	3,730
Series 16C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,255	15,255
Series 17 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,580	18,580
Series 18 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,000	18,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.:
Bonds Series A, 5% 2/1/12	3,675	3,703
Participating VRDN Series BA 08 1073, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.24% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Wake Forest Univ. Proj.) Series 2008 C, 0.14% 12/7/11, LOC Bank of America NA, VRDN (c)	9,580	9,580
Participating VRDN Series ROC II R 11808, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, 0.1% 12/7/11, LOC Bank of America NA, VRDN (c)	19,550	19,550
Piedmont Triad Arpt. Auth. Series 2008 B, 0.12% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	20,695	20,695
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series WF 11-19C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.2% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	$ 10,855	$ 10,855
0.2% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.3% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,500	2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	21,000	21,000
		308,808
North Dakota - 0.3%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.27% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	56,500	56,500
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.22% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,255	2,255
		58,755
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Cleveland Wtrwks. Rev. Series 2008 Q, 0.14% 12/7/11, LOC Bank of America NA, VRDN (c)	29,000	29,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.14% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.17% 12/7/11, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,265	15,265
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (c)	5,600	5,600
Series 2000, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	28,700	28,700
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.14% 12/7/11, LOC Bank of New York, New York, VRDN (c)	27,700	27,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 17,300	$ 17,300
Series 2008 B, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	33,100	33,100
Lancaster Port Auth. Gas Rev. 0.13% 12/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	71,620	71,620
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,600	7,600
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.1% 12/7/11, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Ohio Northern Univ. Proj.) Series 2008 A, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	17,120	17,120
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.25% tender 12/7/11, CP mode	7,200	7,200
Series 2008 B6, 0.25% tender 12/7/11, CP mode	8,600	8,600
(The Cleveland Clinic Foundation Proj.) Series 2008 B5:
0.27% tender 5/24/12, CP mode	12,400	12,400
0.28% tender 5/4/12, CP mode	18,650	18,650
0.28% tender 6/14/12, CP mode	10,000	10,000
Series 2008 B6, 0.28% tender 6/14/12, CP mode	8,800	8,800
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.12% 12/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	16,490	16,490
Participating VRDN Series Putters 1334, 0.22% 12/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	5,400	5,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.14% 12/7/11 (Liquidity Facility Citibank NA), VRDN (c)(f)	24,800	24,800
Series 2008 B, 0.12% 12/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	44,000	44,000
Ohio Major New State Infrastructure Rev. Bonds Series 2010-3, 2.5% 12/15/11	23,000	23,019
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.2% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 21,200	$ 21,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 12/7/11, LOC RBS Citizens NA, VRDN (c)	7,700	7,700
		498,749
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.16% 12/7/11, VRDN (c)(f)	5,000	5,000
Series 2002, 0.16% 12/7/11, VRDN (c)(f)	20,000	20,000
0.16% 12/7/11, VRDN (c)(f)	6,000	6,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.18% 12/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Univ. Hospitals Trust Rev. Series 2005 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	5,250	5,250
		40,950
Oregon - 0.9%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 A, 0.09% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,000	5,000
Series 2008 C, 0.09% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,000	3,000
Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.17% tender 3/6/12, CP mode	10,000	10,000
0.18% tender 1/11/12, CP mode	8,000	8,000
0.18% tender 2/6/12, CP mode	6,000	6,000
0.19% tender 2/14/12, CP mode	8,000	8,000
Series 2003 G:
0.17% tender 3/6/12, CP mode	14,400	14,400
0.19% tender 2/14/12, CP mode	21,525	21,525
Series D:
0.18% tender 2/6/12, CP mode	12,500	12,500
0.18% tender 2/6/12, CP mode	8,000	8,000
Series F, 0.15% tender 12/2/11, CP mode	10,000	10,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.2% 12/7/11, LOC PNC Bank NA, VRDN (c)(f)	1,650	1,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 3,615	$ 3,615
Oregon Health and Science Univ. Spl. Rev. Series 2009 B2, 0.12% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,630	1,630
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.15% 12/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.17% 12/7/11, LOC Bank of America NA, VRDN (c)	3,000	3,000
Series Eighteen A, 0.1% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	15,290	15,290
Series Eighteen B, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,200	10,200
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.16% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.18% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	3,725	3,725
(New Columbia - Trouton Proj.) 0.16% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	6,010	6,010
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.25% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.11% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,000	6,000
Series 2008 C, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	25,000	25,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.16% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	15,705	15,705
		221,705
Pennsylvania - 1.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (c)	9,600	9,600
Series 2005 B, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (c)	7,905	7,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.1% 12/7/11, LOC PNC Bank NA, VRDN (c)	$ 25,215	$ 25,215
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,725	22,725
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	25,475	25,475
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.16% 12/7/11, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.17% 12/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	20,100	20,100
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.14% 12/7/11, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.14% 12/7/11, LOC PNC Bank NA, VRDN (c)	8,550	8,550
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	6,900	6,900
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.25% 12/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,855	12,855
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.17% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.18% 12/7/11, LOC PNC Bank NA, VRDN (c)(f)	900	900
Series 1997 B4, 0.25% 12/7/11, LOC PNC Bank NA, VRDN (c)(f)	200	200
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.15% 12/7/11, LOC Citibank NA, VRDN (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.13% 12/7/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	$ 27,050	$ 27,050
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
Series WF 11 121C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,930	12,930
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2004 83B, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,200	3,200
Series 2004 84D, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,060	10,060
Series 2004 85C, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,145	13,145
Series 2005 90C, 0.11% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,925	20,925
Series 2005 97C, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,750	1,750
Series 2005-87 C, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,650	15,650
Series 2005-91B, 0.1% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,800	1,800
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	26,480	26,480
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series 2011 B, 0.16% 4/1/12 (c)	15,475	15,475
Philadelphia Arpt. Rev. Series 2005 C, 0.11% 12/7/11, LOC TD Banknorth, NA, VRDN (c)(f)	24,380	24,380
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.14% 12/7/11, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.11% 12/7/11, LOC PNC Bank NA, VRDN (c)	6,650	6,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev. Eighth Series E, 0.1% 12/7/11, LOC PNC Bank NA, VRDN (c)	$ 10,000	$ 10,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2011, 2% 6/18/12	27,400	27,650
Washington County Hosp. Auth. Rev.:
(Monongeahela Valley Hosp. Proj.):
Series 2011 A, 0.11% 12/7/11, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.11% 12/7/11, LOC PNC Bank NA, VRDN (c)	6,785	6,785
(Washington Hosp. Proj.) Series 2007 B, 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,750	4,750
		437,405
Rhode Island - 0.6%
East Greenwich Gen. Oblig. BAN 1.5% 2/15/12	11,000	11,023
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.13% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	12,600	12,600
Rhode Island & Providence Plantations TAN 2% 6/29/12	29,000	29,284
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	5,700	5,700
(Roger Williams Univ. Proj.) Series 2008 B, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	17,700	17,700
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.86% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Series 2008 B4, 0.11% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		136,307
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.8%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	$ 14,650	$ 14,650
Charleston County School District Bonds Series 2011 B, 2% 3/1/12	37,940	38,115
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.27% 12/7/11, VRDN (c)(f)	8,100	8,100
Florence City School District BAN Series 2011, 1.5% 7/12/12	19,000	19,141
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	10,165	10,165
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	50,600	50,921
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.19% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,545	5,545
Lexington County and Richland County School District #5 Bonds Series 2011, 1% 3/1/12	17,500	17,535
Lexington County School District #1 Bonds Series 2011 B, 1% 3/1/12	6,600	6,612
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.18% 12/1/11, VRDN (c)	16,400	16,400
Richland County School District #1 Bonds Series 2011 B, 4% 3/1/12	5,000	5,047
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12	70,865	71,008
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,255	8,255
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.11% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.3% 12/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	500	500
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)	8,200	8,200
(Carolina Piedmont Foundation Proj.) 0.26% 12/7/11, LOC Bank of America NA, VRDN (c)	5,175	5,175
(Giant Cement Holding, Inc. Proj.) 0.2% 12/7/11, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.19% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.19% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	$ 14,000	$ 14,000
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	5,800	5,824
Participating VRDN Series ROC II R 11528, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	17,820	17,820
Series 2010 A:
0.14% 12/2/11, CP	11,490	11,490
0.17% 3/22/12, CP	6,163	6,163
0.18% 3/2/12, CP	25,000	25,000
Series 2010 B:
0.17% 12/12/11, CP	2,936	2,936
0.17% 3/22/12, CP	4,844	4,844
0.18% 3/8/12, CP	18,420	18,420
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.55% tender 12/1/11, CP mode	22,150	22,150
		434,371
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,500	6,500
Tennessee - 1.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.26% 12/7/11, LOC Bank of America NA, VRDN (c)	1,620	1,620
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.19% 12/1/11, LOC Bank of America NA, VRDN (c)	10,180	10,180
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	28,425	28,425
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.11% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,090	15,090
Series 2011 B, 0.11% 12/7/11, LOC PNC Bank NA, VRDN (c)	6,670	6,670
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.1% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Catholic Healthcare Partners Proj.):
Series 2008 B, 0.1% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 9,000	$ 9,000
Series 2011 B, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	13,000	13,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.15% 12/7/11, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.24% 12/7/11, LOC Rabobank Nederland, VRDN (c)(f)	44,100	44,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.15% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	23,890	23,890
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.26% 12/7/11, LOC Bank of America NA, VRDN (c)	22,300	22,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.2% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	12,600	12,600
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.):
Series 2007 B, 0.19% 12/7/11, LOC Bank of America NA, VRDN (c)	2,710	2,710
Series A, 0.19% 12/7/11, LOC Bank of America NA, VRDN (c)	35,725	35,725
		335,685
Texas - 12.6%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.16% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	43,075	43,075
Series 2005 2, 0.16% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,750	25,750
Series 2005 4, 0.16% 12/7/11, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	39,000	39,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Series A:
0.16% 12/7/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 28,700	$ 28,700
0.16% 12/7/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	17,580	17,580
Austin Gen. Oblig. Bonds:
Series 2011 A, 2.25% 9/1/12	8,400	8,525
Series A, 2% 9/1/12	15,235	15,434
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.13% 12/7/11, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (c)	12,460	12,460
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.19% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,875	18,875
Birdville Independent School District Participating VRDN Series MT 720, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A, 0.2% 12/1/11, LOC Bank of America NA, VRDN (c)(f)	2,700	2,700
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.23% 12/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	20,000	20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.25% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.2% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.25% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
0.25% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.16% 12/7/11, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.18% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 5,700	$ 5,700
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	22,555	22,555
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	17,260	17,260
Dallas County Gen. Oblig. Bonds 2% 2/15/12	4,870	4,886
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,380	7,380
Dallas North Texas Tollway Auth. Series 2010 A1, 0.23% 12/1/11, LOC Bank of America NA, CP	6,730	6,730
Dallas Wtr. & Swr. Sys. Rev. Series C, 0.18% 12/29/11, CP	5,500	5,500
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	15,605	15,605
Denton Independent School District Participating VRDN Series Putters 2603, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,375	7,375
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,865	19,865
Franklin Independent School District Bonds Series A, 5% 2/15/12 (Permanent School Fund of Texas Guaranteed)	1,500	1,514
Frisco Gen. Oblig. Participating VRDN Series ROC II R 11909, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,080	4,080
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,600	13,600
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Granbury Independent School District Bonds Series 1999, 0% 8/1/12 (Permanent School Fund of Texas Guaranteed)	2,625	2,619
Grapevine-Colleyville Independent School District Participating VRDN Series MT 761, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	11,990	11,990
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev.: - continued
Series 1993 B:
0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	$ 15,000	$ 15,000
0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 B, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	27,000	27,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.14% 12/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.27% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.18% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.11% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.13% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	46,300	46,300
Series 2008 D1, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	23,300	23,300
Series 2008 D3, 0.17% 12/7/11, LOC Bank of America NA, VRDN (c)	30,000	30,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (c)	27,400	27,733
Participating VRDN:
Series RBC E 18, 0.14% 12/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
Series ROC II R 10360, 0.12% 12/1/11 (Liquidity Facility Citibank NA) (c)(g)	14,345	14,345
Series ROC II R 718 PB, 0.19% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,745	8,745
Series A1, 0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,800	5,800
Series D:
0.19% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	17,410	17,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series D:
0.2% 2/17/12 (Liquidity Facility JPMorgan Chase Bank), CP	$ 1,285	$ 1,285
0.2% 2/17/12 (Liquidity Facility JPMorgan Chase Bank), CP	550	550
TAN Series 2011, 1.5% 2/29/12	33,400	33,508
Harris County Health Facilities Dev. Corp. Hosp. Rev. Bonds (Memorial Hosp. Sys. Proj.) Series 1998, 5.5% 6/1/12	5,295	5,428
Harris County Hosp. District Rev. Series 2010, 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,615	6,615
(Louetta Village Apts. Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,785	6,785
(Primrose Aldine Bender Apt. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,710	7,710
(Primrose at Bammel Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,280	8,280
(Quail Chase Apts. Proj.) Series 1999, 0.17% 12/7/11, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,450	12,450
Harris County Metropolitan Trans. Auth.:
Series A1:
0.16% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
0.22% 2/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series A3, 0.22% 2/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	41,000	41,000
Houston Gen. Oblig. Series A, 0.2% 12/6/11, LOC Union Bank of California, CP	23,100	23,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series ROC II R 11860, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series A:
0.16% 12/6/11, CP	9,725	9,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.: - continued
Series A:
0.2% 1/10/12, CP	$ 10,000	$ 10,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.15% 12/7/11, LOC Citibank NA, VRDN (c)(f)	9,370	9,370
(Little Nell Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,800	12,800
(Mayfair Park Apts. Proj.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,800	5,800
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11411, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series Solar 06 70, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	22,120	22,120
Series 2004 B1, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	8,600	8,600
Series 2004 B3, 0.11% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	14,000	14,000
Series 2004 B4, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Humble Independent School District Participating VRDN:
Series MT 733, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	8,475	8,475
Series Solar 06 20, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,635	13,635
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.17% 12/7/11, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,940	3,940
Katy Independent School District Series 2004 C, 0.17% 12/7/11 (Permanent School Fund of Texas Guaranteed), VRDN (c)	5,100	5,100
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 0.14% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,240	11,240
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 12,750	$ 12,750
Leander Independent School District Participating VRDN Series BC 10 28W, 0.15% 12/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	9,250	9,250
Lovejoy Independent School District Participating VRDN Series DB 514, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,200	3,200
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Corp. Proj.) Series 2011A, 1.5% 5/15/12	20,300	20,401
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.23% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series PT 4627, 0.64% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,820	10,820
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.17% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.29% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.16% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North East Texas Independent School District:
Bonds Series 2007 A, 0% 8/1/12 (Permanent School Fund of Texas Guaranteed)	7,500	7,485
Participating VRDN Series EGL 07 0123, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	8,935	8,935
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.22% 12/7/11, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.22% 12/7/11, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series BC 11 18B, 0.15% 12/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,835	3,835
Series BC 11 19B, 0.15% 12/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,830	3,830
Series Putters 3998, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11946, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 6,750	$ 6,750
Series 2011 A, 0.1% 12/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	14,500	14,500
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.17% 12/7/11, VRDN (c)(f)	94,790	94,790
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.18% 12/7/11, VRDN (c)(f)	15,000	15,000
Series 2001, 0.18% 12/7/11, VRDN (c)(f)	15,000	15,000
Series 2002, 0.18% 12/7/11, VRDN (c)(f)	14,500	14,500
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.15% 12/7/11, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
0.15% 12/7/11, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2002, 5.25% 2/1/12	6,110	6,162
Series 2008 A, 5.5% 2/1/12	7,295	7,360
Participating VRDN:
Series DB 602, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	41,225	41,225
Series Putters 3560, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series 2003, 0.19% 12/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	66,475	66,475
Series A:
0.18% 12/14/11, CP	13,700	13,700
0.18% 12/14/11, CP	9,500	9,500
San Antonio Independent School District Participating VRDN Series MT 757, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	10,360	10,360
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.86% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,950	2,950
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 05 3005 Class A, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 5, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 43,500	$ 43,500
Series 2001 A:
0.17% 12/6/11, CP	3,488	3,488
0.18% 12/12/11, CP	35,500	35,500
0.23% 12/9/11, CP	71,463	71,463
Spring Independent School District Participating VRDN Series DB 603, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	7,535	7,535
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 0.1% 12/7/11, LOC Northern Trust Co., VRDN (c)	3,500	3,500
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.12% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	92,350	92,350
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.11% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	54,255	54,255
Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.27%, tender 6/27/12 (c)	6,300	6,300
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,795	2,795
Texas City Tex Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.16% 12/7/11, LOC Bank of America NA, VRDN (c)	10,300	10,300
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,000	12,000
(Chisholm Trail Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	5,300	5,300
(Pinnacle Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,865	13,865
(Residences at Sunset Pointe Proj.) 0.2% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,280	6,280
(Windshire Apts. Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	13,800	13,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.: - continued
Series 2006, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 14,390	$ 14,390
Series 2004, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	11,800	11,800
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.12% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	38,150	38,150
Fund II Series 2007 A, 0.12% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	42,050	42,050
Participating VRDN:
Series DB 448, 0.29% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,715	5,715
Series EGL 06 0125, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	15,000	15,000
Series Putters 3478, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series ROC II R 11184, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,420	6,420
Series 2011 B:
0.2% 2/21/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	25,300	25,300
0.2% 2/22/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	23,400	23,400
0.21% 3/6/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	33,100	33,100
0.21% 3/7/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	16,200	16,200
0.21% 3/8/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	15,600	15,600
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.16% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,385	6,385
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.15% 12/7/11, LOC Bank of Scotland PLC, VRDN (c)	67,765	67,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 4,885	$ 4,885
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Bonds Series 2008, 5% 8/1/12	8,780	9,057
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 584, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,745	18,745
Series 2002 A:
0.14% 12/5/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
0.16% 12/6/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
0.16% 3/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.16% 3/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.17% 12/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	32,455	32,455
Univ. of Texas Permanent Univ. Fund Rev. Bonds:
Series 2004 A, 5% 7/1/12	1,000	1,028
Series 2005 A, 5% 7/1/12	4,860	4,995
		2,949,436
Utah - 2.0%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	22,000	22,000
Granite Gen. Oblig., Bonds Series 2011, 2% 6/1/12	8,850	8,927
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1:
0.17% 1/19/12 (Liquidity Facility Bank of Nova Scotia), CP	6,750	6,750
0.17% 1/19/12 (Liquidity Facility Bank of Nova Scotia), CP	24,000	24,000
Series 1997 B2, 0.18% 2/6/12 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
Series 1997 B3:
0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	33,700	33,700
0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	20,600	20,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1998 B4:
0.16% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	$ 67,800	$ 67,800
0.17% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	19,500	19,500
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,140	6,140
Series 2002 B, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,140	9,140
Series 2002 C2, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,580	2,580
Series 2002 D, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,990	6,990
Series 2003 B, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,885	9,885
Series 2003 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,520	8,520
Series 2003 E, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,540	8,540
Series 2003 F, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,900	5,900
Series 2003 G, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,835	5,835
Series 2004 C, 0.15% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,560	1,560
Series 2004 E, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,940	10,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2004 F, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 10,790	$ 10,790
Series 2004 G, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,285	13,285
Series 2005 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,425	1,425
Series 2005 B, 0.15% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,525	11,525
Series 2005 C, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,410	14,410
Series 2005 D, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,605	14,605
Series 2005 E, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,410	15,410
Series 2005 F, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,200	5,200
Series 2005 G, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,420	12,420
Series 2005 H, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,700	8,700
Series 2006 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,910	5,910
Series 2006 F, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,535	8,535
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,945	30,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series PT 4606, 0.68% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 11,000	$ 11,000
Series ROC II R 11922, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,225	3,225
		479,277
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.25%, tender 5/2/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,865	25,865
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.4% 12/7/11, LOC Royal Bank of Scotland NV, VRDN (c)(f)	6,600	6,600
		32,465
Virginia - 2.2%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.13% 12/7/11, LOC Branch Banking & Trust Co., VRDN (c)	19,585	19,585
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.15% 12/1/11, LOC Bank of America NA, VRDN (c)	6,000	6,000
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Gates of Ballston Apts.) 0.35% 12/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,200	14,200
Series A, 0.16% 12/7/11, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Rev. Bonds (Silver Line Phase I Proj.) Series 2011, 2% 4/1/12	6,190	6,225
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	23,400	23,400
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series A1, 0.09% 12/7/11 (Liquidity Facility TD Banknorth, NA), VRDN (c)	5,145	5,145
Bonds (Inova Health Sys. Proj.) 0.26%, tender 6/27/12 (c)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 12/20/11, CP mode (f)	$ 18,200	$ 18,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.18% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,387	6,387
Hampton Roads Sanitation District Wastewtr. Rev. Series 2011, 0.12% 12/7/11, VRDN (c)	16,500	16,500
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)	4,030	4,030
Series 2008 D2, 0.1% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,000	5,000
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,100	3,100
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.1% 12/7/11, VRDN (c)	4,500	4,500
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2009 A, 0.41%, tender 4/26/12 (c)	12,000	12,000
Series 2010 B, 0.26%, tender 6/27/12 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev.:
(Bon Secours Health Sys. Proj.) Series 2008 D1, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)	12,600	12,600
Series 1997:
0.17% 1/17/12, CP	13,800	13,800
0.17% 1/19/12, CP	6,680	6,680
0.17% 1/19/12, CP	16,500	16,500
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.2% tender 12/20/11, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,830	4,830
Series 2001, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,350	5,350
Series 2006, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 4,875	$ 4,875
Smyth County Indl. Dev. Auth. Hosp. Rev.:
Series 2011 C, 0.09% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	13,295	13,295
Series 2011 D, 0.11% 12/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,680	12,680
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Univ. of Virginia Gen. Rev.:
Bonds Series A:
0.15% tender 2/6/12, CP mode	20,000	20,000
0.18% tender 1/5/12, CP mode	20,000	20,000
Series 2003 A, 0.15% 12/6/11, CP	15,500	15,500
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	1,175	1,200
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.19% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.27% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	27,260	27,260
Series BA 1047, 0.27% 12/7/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,980	5,980
Series Merlots 07 C42, 0.19% 12/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2011 A, 4% 8/1/12	8,545	8,759
Virginia Pub. School Auth.:
Bonds Series X, 5% 4/15/12	9,885	10,061
Participating VRDN Series CTE 05 38, 0.14% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.13% 12/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,930	2,930
Series PT 4634, 0.64% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,900	11,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN: - continued
Series ROC II R 11923, 0.13% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 3,825	$ 3,825
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.16% 12/7/11, LOC Bank of America NA, VRDN (c)	24,000	24,000
		521,357
Washington - 4.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.17% 12/7/11 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 2, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	9,660	9,660
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.15% 12/7/11, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig.:
BAN Series 2011 A, 2.75% 3/1/12	12,430	12,504
Bonds Series 2010 A, 2% 12/1/11	6,660	6,660
Participating VRDN:
Series DB 598, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	6,990	6,990
Series ROC II R 11731, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.16% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	16,925	16,925
King County Swr. Rev.:
Bonds Series 2011 B, 1% 1/1/12	3,610	3,612
Participating VRDN Series Putters 3941, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.22% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,440	7,440
Series Putters 2553Z, 0.22% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,135	5,135
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series 1997, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	$ 108,830	$ 108,830
Series 2001 B1, 0.22% 12/6/11, LOC Bank of America NA, CP (f)	17,655	17,655
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 4% 2/1/12	3,630	3,653
Series 2011 A, 1% 2/1/12	10,770	10,781
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	8,360	8,360
Spokane County School District #81 Bonds Series 2010 A, 2% 12/1/11 (Washington Gen. Oblig. Guaranteed)	10,500	10,500
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	38,245	38,245
Series Solar 07 94, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	2,692	2,692
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.18% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	3,505	3,505
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,825	4,825
Series DB 606, 0.27% 12/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	6,005	6,005
Series GS 06 7T, 0.13% 12/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,000	3,000
Series MT 745, 0.2% 12/7/11 (Liquidity Facility Bank of America NA) (c)(g)	26,465	26,465
Series Putters 3501Z, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 3979, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 8,555	$ 8,555
Series ROC II R 759 PB, 0.19% 12/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,720	15,720
Series Solar 06 13, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	33,535	33,535
Washington Health Care Facilities Auth.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2011 B, 0.15% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,505	11,505
(Swedish Health Svcs. Proj.):
Series 2011 B, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)	8,000	8,000
Series 2011 C, 0.12% 12/7/11, LOC Citibank NA, VRDN (c)	11,000	11,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.12% 12/7/11, LOC Bank of America NA, VRDN (c)	18,685	18,685
Series 2008 B, 0.2% 12/7/11, LOC Bank of America NA, VRDN (c)	19,700	19,700
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.11% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	25,500	25,500
Series 2009 B, 0.12% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,500	1,500
(Southwest Washington Med. Ctr.) Series 2008 A, 0.14% 12/7/11, LOC Union Bank of California, VRDN (c)	29,600	29,600
(Swedish Health Svcs. Proj.) Series 2009 C, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
Participating VRDN Series Solar 07 66, 0.13% 12/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,690	19,690
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,550	5,550
(Crestview Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Discovery Heights Apt. Proj.) Series 2010, 0.13% 12/7/11, LOC Bank of America NA, VRDN (c)	$ 17,175	$ 17,175
(Echo Lake Sr. Apts. Proj.) 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.16% 12/7/11, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.14% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.16% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	11,880	11,880
(Silver Creek Apts. Proj.) Series A, 0.16% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	3,900	3,900
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.15% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.17% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.13% 12/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	47,500	47,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 A, 0.15% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 5,745	$ 5,745
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	47,150	48,553
		1,026,440
West Virginia - 0.9%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.6% tender 1/11/12, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.25% tender 12/20/11, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.2% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.12% 12/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	4,200	4,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.17% 12/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	20,275	20,275
Series 2009 A, 0.15% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.12% 12/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.11% 12/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	75,000	75,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.15% 12/7/11, LOC Bank of America NA, VRDN (c)	19,975	19,975
West Virgnia Econ. Dev. Auth. Enenery (Morgantown Energy Associates Proj.) Series 2011, 0.15% 12/7/11, LOC Union Bank of California, VRDN (c)(f)	16,200	16,200
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.2% 12/7/11, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		200,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 2.1%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.13% 12/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 1,000	$ 1,000
Madison Gen. Oblig.:
Bonds Series 2010 E, 4% 10/1/12	2,300	2,370
Participating VRDN Series Putters 3959, 0.14% 12/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	7,585	7,585
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,250	11,439
RAN Series 2011 R2, 2% 12/1/11	7,500	7,500
Series C2, 0.15% 12/8/11, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
Series R3, 0.15% 12/7/11, LOC State Street Bank & Trust Co., Boston, CP	12,500	12,500
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.18% 12/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,010	1,010
Wisconsin Gen. Oblig.:
Bonds Series C, 3% 5/1/12	11,215	11,341
Series 2005 A:
0.15% 12/2/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,200	18,200
0.19% 2/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,041	16,041
Series 2006 A, 0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
TAN 2% 6/15/12	144,500	145,879
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.):
Series A 0.17% tender 12/5/11, LOC U.S. Bank NA, Minnesota, CP mode	15,380	15,380
Series A, 0.15% tender 12/6/11, LOC U.S. Bank NA, Minnesota, CP mode	29,230	29,230
Participating VRDN ROC II R 11837, 0.14% 12/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,000	7,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,600	29,600
Series 2003 B, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,090	28,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.: - continued
Series D, 0.12% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 55,085	$ 55,085
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.16% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,310	7,310
Series 2008 A, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)	10,740	10,740
Wisconsin Trans. Rev.:
Series 1997 A, 0.18% 3/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Series 1997, 0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
Series 2006 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
0.19% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,746	9,746
		488,608
Wyoming - 0.6%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.2% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 12/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,250	11,250
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2004-11, 0.14% 12/1/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-3, 0.14% 12/1/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2005-4, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Series 2006-2, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 8,000	$ 8,000
Series 2006-5, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-7, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-9, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2007-11, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,000	12,000
Series 2007-2, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,000	6,000
Series 2007-4, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,000	14,000
Series 2007-8, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,000	12,000
Series 2008-2, 0.14% 12/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		129,250
	Shares
Other - 12.7%
Fidelity Municipal Cash Central Fund, 0.14% (d)(e)	2,982,265	2,982,265
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $23,519,815)		23,519,815
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(28,712)
NET ASSETS - 100%		$ 23,491,103
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,750,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,205,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12	7/6/11	$ 24,340
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.25%, tender 5/2/12 (Liquidity Facility Wells Fargo Bank NA)	11/2/11	$ 25,865
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1,049
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2011, the cost of investment securities for income tax purposes was $23,519,815,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012